Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Company’s equity compensation programs do not currently include annual or periodic stock option awards, but the Committee has in the past granted stock options to its executives and other employees. During 2024, the Committee did not consider material nonpublic information when determining the timing or terms of equity awards to its executives, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s equity compensation programs do not currently include annual or periodic stock option awards, but the Committee has in the past granted stock options to its executives and other employees.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, the Committee did not consider material nonpublic information when determining the timing or terms of equity awards to its executives, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false